Cover	Jan. 29, 2024
Name Change Event [Line Items]
Document Type	8-K
Document Period End Date	Jan. 29, 2024
Entity Registrant Name	TheRealReal, Inc.
Entity Central Index Key	0001573221
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38953
Entity Tax Identification Number	45-1234222
Entity Address, Address Line One	55 Francisco Street
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94133
City Area Code	855
Local Phone Number	435-5893
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.00001 par value
Trading Symbol	REAL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Name Change Event [Line Items]
Entity Address, Address Line One	55 Francisco Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94133